Accounts payable from acquisition of subsidiaries (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Account payable from acquisition of subsidiaries
Balance, beginning of period	R$ 379,540	R$ 458,535	R$ 534,914
Accrued interest	34,809	44,143	53,291
Payment of principal	(117,248)	(107,988)	(117,247)
Payment of interest	(22,240)	(15,150)	(12,423)
Balance, end of period	274,861	379,540	458,535
Current	134,988	128,888	123,310
Non-current	R$ 139,873	R$ 250,652	R$ 335,225